Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
InventoriesLineItems [Line Items]
Raw and auxiliary materials and consumables	€ 2,565	€ 2,588
Products being processed and semi-finished products	140	109
Work in progress	1	2
Finished products and goods	1,859	1,869
Certificates and emission rights	56	69
Current inventories	4,621	4,637
Crude oil, gas and petroleum products [member]
InventoriesLineItems [Line Items]
Raw and auxiliary materials and consumables	785	550
Products being processed and semi-finished products	133	99
Finished products and goods	1,287	1,394
Current inventories	2,205	2,043
Chemical products [member]
InventoriesLineItems [Line Items]
Raw and auxiliary materials and consumables	140	135
Products being processed and semi-finished products	7	9
Finished products and goods	489	389
Current inventories	636	533
Other [Member]
InventoriesLineItems [Line Items]
Raw and auxiliary materials and consumables	1,640	1,903
Products being processed and semi-finished products		1
Work in progress	1	2
Finished products and goods	83	86
Certificates and emission rights	56	69
Current inventories	€ 1,780	€ 2,061